Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement	$ (81)	$ (1,445)	$ 188
Discontinued operations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax (charge)/credit recorded in the income statement	$ 40	$ 510	$ 219